Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 4,844,786	$ (8,278,195)	$ (12,620,130)	$ 3,649,333	$ 3,695,190
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	252,593	140,686	346,817	127,987	67,767
Amortization of operating lease right of use assets	329,563	335,008	620,638	582,591	386,374
Provision (reversal) for doubtful accounts	(2,422,547)	409,678	7,785,457	630,729	123,686
Deferred income taxes	(7,983)	(141,037)	(2,115,834)	325,281	65,871
Deemed dividends from disposal of a subsidiary				113,117
Investment income on short-term investments	(52,337)	(599,989)	(768,454)	(777,758)	(529,735)
Gain (loss) from equity method investments	(1,219,983)	(114,694)	(580,816)	4,320
Share-based compensation	501,209	8,672,255	9,522,187
Gain on disposal of a subsidiary	(400,587)
Bargain purchase gain	(2,373,553)
Changes in operating assets and liabilities:
Accounts receivable, net	(4,881,402)	(6,800,439)	(20,342,706)	(6,776,664)	(1,590,769)
Accounts receivable – related parties	(2,889,489)		(99,142)		1,039,612
Notes receivable	75,557		(68,036)
Prepayments	(6,078,105)	(6,879,662)	(3,173,054)	(220,547)	(641,000)
Prepayments – related parties	304,623	(13,875)	3,345	2,992	(304,720)
Inventories	(2,558,945)	(2,864,236)	(893,290)	1,129,854	(1,431,776)
Deferred contract costs	8,833,912	(5,258,595)	(7,789,043)	(2,460,723)	(80,123)
Due from related parties	86,992	564,401	230,847	(387,673)	302,522
Prepaid expenses and other current assets, net	(624,128)	810,414	(3,502,378)	(697,474)	227,015
Long-term deposits		19,595	243,445	(47,246)	(157,064)
Other non-current assets	(1,545,772)	(62,875)	(31,672)
Accounts and notes payable	2,466,365	18,537,709	15,761,060	6,657,056	895,977
Accounts and notes payable – related parties	3,913	47,344			(331,394)
Advance from customers	(40,118)	1,650,191	695,917	(935,942)	2,208,792
Advance from customers – related parties	(261,143)	(385,089)	(1,427,526)	1,656,824	(92,954)
Income tax payable	3,468		410,954	20,942
Deferred revenue	(117,547)	196,296	788,093	122,099	59,226
Deferred revenue – related parties	(62,066)	(67,415)	(114,499)	169,264	(535,263)
Operating lease liabilities	(326,397)	(367,146)	(722,581)	(599,290)	(366,605)
Accrued expenses and other liabilities	(744,468)	35,471	18,179	2,540,968	1,315,468
Net cash used in operating activities	(8,903,589)	(414,199)	(17,822,222)	4,830,040	4,326,097
Cash Flows From Investing Activities
Acquisition of property and equipment	(64,241)	(298,760)	(544,336)	(249,592)	(195,585)
Capitalization of software development cost	(415,984)	(875,103)	(1,467,219)	(540,080)
Acquisition of long-term investments		(13,216,774)	(25,938,275)	(740,702)
Prepayment for an equity investment		(1,077,492)		(77,015)
Purchases of short-term investments	(11,042,495)	(154,611,605)	(172,619,138)	(281,980,074)	(103,983,751)
Redemption of short-term investments	17,273,676	141,184,499	173,026,814	293,337,203	96,426,652
Proceeds from disposal of a subsidiary, net of cash disposed of	223,557
Business combinations, net of cash acquired			25,018
Net cash provided by (used in) investing activities	5,974,513	(28,895,235)	(27,517,136)	9,826,755	(7,752,684)
Cash Flows From Financing Activities:
Deposits received from a Series C preferred shareholder				11,325,712
Return of deposits received from a Series C preferred shareholder			(11,820,145)
Payment of deferred offering costs				(97,501)
Contribution from the non-controlling shareholders				303,284	465,342
Proceeds from issuance of Series B and Series B+ convertible redeemable preferred shares				28,028,845
Issuance cost in connection with issuance of Series B and Series B+ convertible redeemable preferred shares				(303,402)
Proceeds from issuance of Series C convertible redeemable preferred shares			11,807,305
Payment of offering cost		(103,000)
Loans from related parties	15,000,000		15,049,091	78,730	4,983
Repayment of loans to related parties	(27,949,864)	(61,823)	(2,071,373)
Proceeds from short-term borrowing	1,449,864		154,909
Net cash used in financing activities	(11,500,000)	(164,823)	13,119,787	39,335,668	470,325
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(394,355)	488,066	38,777	2,152,149	(105,673)
Net decrease in cash, cash equivalents and restricted cash	(14,823,431)	(28,986,191)	(32,180,794)	56,144,612	(3,061,935)
Cash, cash equivalents and restricted cash at beginning of the period	24,979,447	57,160,241	57,160,241	1,015,629	4,077,564
Cash, cash equivalents and restricted cash at end of the period	10,156,016	28,174,050	24,979,447	57,160,241	1,015,629
Supplemental Cash Flow Information
Cash paid for interest expense	15,289	198,635	417,272	78,252
Cash paid for income tax	4,557	1,597	52,834	812,026	29,114
Non-cash Operating, Investing and Financing activities
Operating lease right of use assets obtained in exchange for operating lease liabilities	34,650	1,385,892	738,894	952,961	130,400
Remeasurement of operating lease liabilities and right of use assets due to lease modification			1,086
Accretion of convertible redeemable preferred shares	2,001,777	1,754,165	3,865,430	3,029,529	1,796,987
Conversion of convertible redeemable preferred shares	69,253,178
Shares issued to acquire Fuwei Films (Holdings) Co., Ltd.	27,106,447
Shares allotment in connection with the reverse acquisition	12,676,378
Receivables from related parties settled with payables to related parties			240,109
Deemed dividends to convertible redeemable preferred shareholders				2,084,786
Contribution from preferred shareholders in connection with modification of interest rate in the event of redemption				101,948
Issuance of shares in exchange for acquisition of equity interest in controlling subsidiaries				3,331,813
Investment in an equity investee through borrowing from a related party				378,279
Cash and cash equivalents	3,105,405	14,019,795	16,603,102	48,295,085	831,397
Restricted cash	7,050,611	14,154,255	8,376,345	8,865,156	184,232
Total cash, cash equivalents and restricted cash	$ 10,156,016	$ 28,174,050	$ 24,979,447	$ 57,160,241	$ 1,015,629